Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,155	$ 9,227
Short term investment	14,984	0
Restricted cash equivalents - deferred compensation	0	822
Funds held in escrow related to the sales of business units	0	2,450
Amounts due from buyers related to the sales of business units	0	301
Prepaid expenses and other current assets	51	216
Total assets	18,190	13,016
Current liabilities:
Accounts payable	0	105
Accrued compensation and related benefits	65	304
Deferred compensation	0	821
Other current liabilities	365	291
Current liabilities of discontinued operations	798	1,194
Total liabilities	1,228	2,715
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 100,000,000 shares authorized; 6,552,352 shares issued and 6,197,760 shares outstanding at December 31, 2012, and 6,547,354 shares issued and 6,194,705 shares outstanding at December 31, 2011	7	7
Additional paid-in capital	92,825	92,479
Accumulated deficit	(75,157)	(81,477)
Treasury stock, at cost, 354,592 shares at December 31, 2012 and 352,649 shares at December 31, 2011	(713)	(708)
Total stockholders' equity	16,962	10,301
Total liabilities and stockholders' equity	18,190	13,016
Preferred Stock
Stockholders' equity:
Preferred Stock	0	0
Series D convertible preferred stock, non-voting
Stockholders' equity:
Preferred Stock	0	0
Series A junior participating preferred stock
Stockholders' equity:
Preferred Stock	$ 0	$ 0